Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities (Tables)	3 Months Ended
Mar. 31, 2026
Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities [Abstract]
Schedule of Reconciliation of Changes in Equity and Liabilities with Cash Flows from Financing Activities
		Equity
	Liability Lease	Share premium reserve
Balances as of December 31, 2025	45,171	2,589,934

Variations with effect on cash	(2,581)	2,032,713
Payment of leases	(2,581)	-
Share capital increase	-	2,032,713
Balances as of March 31, 2026	42,590	4,622,647